Related Party Transactions - Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Quanzhou Huasen [Member]
Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties [Line Items]
Accounts receivable		$ 7,207
Related Party [Member]
Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties [Line Items]
Accounts receivable		$ 7,207